Schedule I - Condensed Statements of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 14,757	$ 14,778	$ 14,798
Total non-current assets	15,462	20,685
Current assets
Deposits, prepayments and deferred expenses	2,108	1,176
Financial assets at FVTPL	5,761	19,067
Cash and cash equivalents	32,056	32,675	46,740		$ 130,645
Total current assets	39,925	55,790
Total assets	55,387	76,475
Current liabilities
Other payables and accruals	9,162	11,675
Financial liabilities arising from unvested restricted shares		68
Total current liabilities	13,556	12,357
Net current assets	26,369	43,433
Total assets less current liabilities	41,831	64,118
Non-current liabilities
Convertible preferred shares		511,861
Warrant liabilities	330
Total non-current liabilities	597	512,238
Net assets (liabilities)	41,234	(448,120)
Equity
Treasury shares		(68)	(1,647)	$ (3,252)
Reserves	26,716	14,228
Accumulated losses	(646,965)	(474,600)
Total equity (deficit)	41,234	(448,120)	(212,861)		(127,931)
Separate [Member]
Non-current assets
Intangible assets	1,759	1,778
Amount due from subsidiaries	70,103	70,560
Total non-current assets	71,862	72,338
Current assets
Deposits, prepayments and deferred expenses	630
Financial assets at FVTPL	5,761	19,067
Cash and cash equivalents	2,330	6,001	$ 32,861		$ 73,621
Total current assets	8,721	25,068
Total assets	80,583	97,406
Current liabilities
Other payables and accruals	366	2,986
Financial liabilities arising from unvested restricted shares		68
Total current liabilities	366	3,054
Net current assets	8,355	22,014
Total assets less current liabilities	80,217	94,352
Non-current liabilities
Convertible preferred shares		511,861
Warrant liabilities	330
Deficit in subsidiaries	38,653	30,611
Total non-current liabilities	38,983	542,472
Net assets (liabilities)	41,234	(448,120)
Equity
Share capital	9	41
Treasury shares		(68)
Share premium	661,474	12,279
Reserves	26,716	14,228
Accumulated losses	(646,965)	(474,600)
Total equity (deficit)	$ 41,234	$ (448,120)